UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Platinum Management (NY) LLC
Address: 152 West 57th Street, 4th Floor
         New York, NY 10019

13F File Number: 028-12968

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Oliver Jimenez
Title: Chief Compliance Officer
Phone: 212-582-2222

Signature,                                 Place,           and Date of Signing:

/s/ Oliver Jimenez                       New York, NY          August 2, 2012
-----------------------------------      ------------         -----------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $70,298
                                         (thousands)

List of Other Included Managers:  NONE

                                           TITLE OF                VALUE  SHARES/ SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                             CLASS        CUSIP    (x$1000) PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
ARMOUR RESIDENTIAL REIT INC                WTS         042315119       10  510197 SH        SOLE        N/A       510197
AUTOBYTEL INC                              COM         05275N106      224  298000 SH        SOLE        N/A       298000
BELO CORPORATION                           COM SER A   080555105      131   20400 SH        SOLE        N/A        20400
BIOCLINICA INC                             COM         09071B100      105   21700 SH        SOLE        N/A        21700
CENTURY CASINOS INC                        COM         156492100      231   85000 SH        SOLE        N/A        85000
ClearSign Combustion                       COM         185064102      308   90909 SH        SOLE        N/A        90909
COBRA ELECTRONICS CORP                     COM         191042100      119   27000 SH        SOLE        N/A        27000
COMMAND SECURITY CORPORATION               COM         20050L100       11   10497 SH        SOLE        N/A        10497
DENNY'S CORPORATION                        COM         24869P104      135   30600 SH        SOLE        N/A        30600
DICE HLDGS INC                             COM         253017107      113   12000 SH        SOLE        N/A        12000
ECHO THERAPEUTICS INC                      COM         27876L107     1530  944282 SH        SOLE        N/A       944282
EMULEX CORP                                COM         292475209       93   12900 SH        SOLE        N/A        12900
ESCALADE INC                               COM         296056104       95   16865 SH        SOLE        N/A        16865
GRAY TELEVISION INC                        COM         389375106       62   42192 SH        SOLE        N/A        42192
IRIDIUM COMMUNICATIONS INC                 COM         46269C102      135   15100 SH        SOLE        N/A        15100
ITERIS INC                                 COM         46564T107      110   81000 SH        SOLE        N/A        81000
LEADING BRANDS INC                         COM         52170U207      139   35080 SH        SOLE        N/A        35080
LIFETIME BRANDS INC                        COM         53222Q103      140   11200 SH        SOLE        N/A        11200
LIN TV CORP                                CL A        532774106       53   17561 SH        SOLE        N/A        17561
LOOKSMART LTD                              COM         543442503     1261 1728000 SH        SOLE        N/A      1728000
LRAD CORP                                  COM         50213V109       22   18800 SH        SOLE        N/A        18800
MASTECH HOLDINGS INC                       COM         57633B100       73   12509 SH        SOLE        N/A        12509
Medgenics Inc                              WTS         58436Q112        0   91678 SH        SOLE        N/A        91678
MISONIX INC                                COM         604871103      139   59400 SH        SOLE        N/A        59400
NAUTILUS INC                               COM         63910B102       84   25500 SH        SOLE        N/A        25500
Navidea Biopharmaceuticals Inc             COM         63937X103    14079 5046098 SH        SOLE        N/A      5046098
NAVIGANT CONSULTING INC                    COM         63935N107      133   10500 SH        SOLE        N/A        10500
NICE SYSTEMS LTD                           SPONS ADR   653656108     4081  111500 SH        SOLE        N/A       111500
ONVIA INC                                  COM         68338T403      160   40300 SH        SOLE        N/A        40300
ORBITZ WORLDWIDE INC                       COM         68557K109      128   35000 SH        SOLE        N/A        35000
OUTDOOR CHANNEL HOLDINGS INC               COM         690027206      125   17100 SH        SOLE        N/A        17100
POINT.360                                  COM         730507100       27   44564 SH        SOLE        N/A        44564
PRIMA BIOMED LTD                           SPONS ADR   74154B203      432 3665000 SH        SOLE        N/A      3665000
SIERRA WIRELESS INC                        COM         826516106      158   17523 SH        SOLE        N/A        17523
TANDY LEATHER FACTORY INC                  COM         87538X105      126   24400 SH        SOLE        N/A        24400
VERINT SYS INC                             COM         92343X100    44873 1520600 SH        SOLE        N/A      1520600
YANZHOU COAL MNG CO LTD                    SPONS ADR   984846105       42   27200 SH        SOLE        N/A        27200
YOU ON DEMAND HOLDINGS INC                 COM         98741R207      612  122328 SH        SOLE        N/A       122328